Operations (Tables)	12 Months Ended
Dec. 31, 2022
Operations
Schedule of the Company's major subsidiaries and major VIEs

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or “the WFOE”)	October 11, 2010	PRC	100%

WB Online Investment Limited (“WB Online”)	June 5, 2014	Cayman Islands	100%

Hangzhou Weishichangmeng Advertising Co., Ltd. (“Weishichangmeng”)	September 25,2018	PRC	100%

Major VIEs
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	99%

Beijing Weimeng Chuangke Investment Management Co., Ltd. (“Weimeng Chuangke”)	April 9, 2014	PRC	100%

Schedule of total cost and expenses allocated from SINA

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands)
Cost of revenues	$19,462	$14,749	$17,255
Sales and marketing	5,966	3,319	1,953
Product development	10,505	10,083	12,192
General and administrative	7,078	10,119	15,778
	$43,011	$38,270	$47,178

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole.

	As of December 31,
	2021	2022

	(In US$ thousands)
Cash and cash equivalents	$183,543	$657,578
Short-term investments	110,472	53,822
Accounts receivable	650,278	467,083
Prepaid expenses and other current assets	160,722	179,516
Amount due from SINA	36,211	17,908
Property and equipment, net	1,812	1,641
Operating lease assets	28,049	25,776
Intangible assets, net	166,930	124,856
Goodwill	130,405	120,151
Long-term investments	439,922	327,423
Other non-current assets	352,008	295,500
Total assets	$2,260,352	$2,271,254

Accounts payable	$129,498	$97,269
Accrued and other liabilities	480,866	405,979
Income taxes payable	41,882	25,055
Deferred revenues	57,348	45,433
Amount due to the subsidiaries of the Group	1,462,242	1,676,499
Operating lease liability	28,022	26,756
Deferred tax liability	39,637	28,665
Other non-current liabilities	15,122	—
Total liabilities	2,254,617	2,305,656

Redeemable non-controlling interests	66,622	45,795

Total shareholders’ equity	(60,887)	(80,197)

Total liabilities, redeemable non-controlling interests and shareholders’ equity	$2,260,352	$2,271,254

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands)
Net revenues (no revenues from entities within the Group)	$1,319,080	$1,821,294	$1,540,585
Net loss	$(129,126)	$(36,406)	$(18,356)

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands)
Net cash provided by (used in) operating activities *	$157,262	$335,940	$(136,442)
Net cash provided by (used in) investing activities	$(272,958)	$(583,397)	$410,164
Net cash provided by financing activities*	$290,234	$156,997	$226,938
*

The amount of cash flows provided by operating activities and the amount of cash flows provided by financing activities for the year ended December 31, 2021 have been revised to reflect a reclassification adjustment of US$145.6 million loans from the primary beneficiary to the VIEs, which was previously classified as operating activities.